Summary of Significant Accounting Policies - Summary of Fair Value Of Options granted and Valuation Assumptions (Detail) - Groop Internet Platform Inc [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%	0.00%
Expected Volatility Rate,Minimum	53.96%	59.81%
Expected Volatility Rate,Maximum	66.55%	64.61%
Risk free interest rate,Minimum	0.25%	1.59%
Risk free interest rate,Maximum	1.45%	2.41%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years 29 days	6 years 29 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	5 years 3 months 7 days	6 years 7 days